Note 1 - Basis of Presentation Deferred Revenues (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred revenues
Total deferred revenues	$ 205,000	$ 92,405
Deferred revenues on television pilot episodes
Deferred revenues
Total deferred revenues	205,000	55,000
Deferred revenues on audio and video content licensing
Deferred revenues
Total deferred revenues	$ 0	$ 37,405